Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of classes of loans
	2017	2016

Mortgage loans on real estate
Residential 1-4 family	$45,844,543	$45,311,103
Commercial	37,260,090	41,477,480
Agricultural	40,129,028	38,271,758
Home equity	10,117,647	11,606,002
Total mortgage loans on real estate	133,351,308	136,666,343

Commercial loans	26,934,790	21,617,744
Agricultural	13,400,651	14,649,622
Consumer	15,760,797	14,543,356
	189,447,546	187,477,065

Less
Net deferred loan fees	10,486	21,667
Allowance for loan losses	2,879,510	3,007,395

Net loans	$186,557,550	$184,448,003

Schedule of allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method
	December 31, 2017
	1-4 Family	Commercial Real Estate	Agricultural Real Estate	Commercial	Agricultural	Home Equity	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning of year	$832,000	$1,044,553	$191,359	$301,478	$167,469	$173,626	$182,653	$114,257	$3,007,395
Provision (credit) charged to expense	(127,286)	95,961	34,119	(305,586)	121,453	(81,824)	88,872	(5,709)	(180,000)
Losses charged off	(51,695)	(315,766)	—	(2,706)	—	—	(39,692)	—	(409,859)
Recoveries	24,088	21,297	—	404,386	—	4,100	8,103	—	461,974
Balance, end of year	$677,107	$846,045	$225,478	$397,572	$288,922	$95,902	$239,936	$108,548	$2,879,510
Ending balance: individually evaluated for impairment	$176,635	$472,393	$—	$132,901	$144,438	$—	$—	$—	$926,367
Ending balance: collectively evaluated for impairment	$500,472	$373,652	$225,478	$264,671	$144,484	$95,902	$239,936	$108,548	$1,953,143

Loans:
Ending balance	$45,844,543	$37,260,090	$40,129,028	$26,934,790	$13,400,651	$10,117,647	$15,760,797	$—	$189,447,546
Ending balance: individually evaluated for impairment	$663,366	$1,434,722	$—	$553,950	$375,951	$43,683	$—	$—	$3,071,672
Ending balance: collectively evaluated for impairment	$45,181,177	$35,825,368	$40,129,028	$26,380,840	$13,024,700	$10,073,964	$15,760,797	$—	$186,375,874

	December 31, 2016
	1-4 Family	Commercial Real Estate	Agricultural Real Estate	Commercial	Agricultural	Home Equity	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning of year	$829,604	$917,526	$201,918	$386,620	$163,346	$149,253	$169,381	$101,946	$2,919,594
Provision charged to expense	14,683	112,411	(10,559)	(85,258)	4,123	22,273	50,016	12,311	120,000
Losses charged off	(38,171)	—	—	—	—	—	(43,777)	—	(81,948)
Recoveries	25,884	14,616	—	116	—	2,100	7,033	—	49,749
Balance, end of year	$832,000	$1,044,553	$191,359	$301,478	$167,469	$173,626	$182,653	$114,257	$3,007,395
Ending balance: individually evaluated for impairment	$304,922	$723,481	$—	$56,409	$—	$—	$—	$—	$1,084,812
Ending balance: collectively evaluated for impairment	$527,078	$321,072	$191,359	$245,069	$167,469	$173,626	$182,653	$114,257	$1,922,583

Loans:
Ending balance	$45,311,103	$41,477,480	$38,271,758	$21,617,744	$14,649,622	$11,606,002	$14,543,356	$—	$187,477,065
Ending balance: individually evaluated for impairment	$713,151	$1,658,323	$—	$155,067	$—	$54,011	$—	$—	$2,580,552
Ending balance: collectively evaluated for impairment	$44,597,952	$39,819,157	$38,271,758	$21,462,677	$14,649,622	$11,551,991	$14,543,356	$—	$184,896,513

Schedule of credit risk profile of the Company's loan portfolio based on rating category and payment activity
	1-4 Family		Commercial Real Estate		Agricultural Real Estate		Commercial
	2017	2016	2017	2016	2017	2016	2017	2016

Pass	$43,254,380	$42,327,337	$35,239,108	$39,078,740	$39,892,528	$38,271,758	$26,367,452	$21,141,466
Special Mention	809,345	1,016,025	310,770	429,877	—	—	8,819	100,234
Substandard	1,780,818	1,967,741	1,710,212	1,968,863	236,500	—	558,519	376,044

Total	$45,844,543	$45,311,103	$37,260,090	$41,477,480	$40,129,028	$38,271,758	$26,934,790	$21,617,744

	Agricultural Business		Home Equity		Consumer
	2017	2016	2017	2016	2017	2016

Pass	$12,507,114	$13,845,865	$9,893,063	$10,790,377	$15,043,520	$14,361,125
Special Mention	139,306	803,757	75,347	70,983	17,092	10,575
Substandard	754,231	—	149,237	744,642	700,185	171,656

Total	$13,400,651	$14,649,622	$10,117,647	$11,606,002	$15,760,797	$14,543,356

Schedule of loan portfolio aging analysis
	December 31, 2017
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

1-4 Family	$243,627	$169,154	$157,550	$570,331	$45,274,212	$45,844,543	$—
Commercial real estate	—	139,467	19,195	158,662	37,101,428	37,260,090	—
Agricultural real estate	—	—	—	—	40,129,028	40,129,028	—
Commercial	5,485	—	4,317	9,802	26,924,988	26,934,790	—
Agricultural business	—	—	—	—	13,400,651	13,400,651	—
Home equity	20,082	75,247	—	95,329	10,022,318	10,117,647	—
Consumer	74,459	105,845	11,307	191,611	15,569,186	15,760,797	—

Total	$343,653	$489,713	$192,369	$1,025,735	$188,421,811	$189,447,546	$—

	December 31, 2016
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

1-4 Family	$237,783	$136,340	$544,425	$918,548	$44,392,555	$45,311,103	$—
Commercial real estate	—	16,273	—	16,273	41,461.207	41,477,480	—
Agricultural real estate	—	—	—	—	38,271,758	38,271,758	—
Commercial	—	41,474	13,309	54,783	21,562,961	21,617,744	—
Agricultural business	—	—	—	—	14,649,622	14,649,622	—
Home equity	151,482	—	—	151,482	11,454,520	11,606,002	—
Consumer	68,077	17,757	72,150	157,984	14,385,372	14,543,356	—

Total	$457,342	$211,844	$629,884	$1,299,070	$186,177,995	$187,477,065	$—

Schedule of impaired loans
	December 31, 2017
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized Cash Basis

Loans without a specific valuation allowance
1-4 Family	$223,997	$223,997	$—	$244,463	$12,789	$12,771
Commercial real estate	444,500	444,500	—	951,010	41,732	40,184
Commercial	421,049	421,049	—	473,657	24,123	23,768
Home equity	43,683	43,683	—	52,350	3,617	3,393
Loans with a specific valuation allowance
1-4 Family	439,369	439,369	176,635	434,203	21,596	20,823
Commercial real estate	990,222	990,222	472,393	1,071,991	61,601	63,773
Commercial	132,901	132,901	132,901	145,858	2,608	1,545
Agricultural	375,951	375,951	144,438	381,803	18,053	26,240
Total:
1-4 family	663,366	663,366	176,635	678,666	34,385	33,594
Commercial real estate	1,434,722	1,434,722	472,393	2,023,001	103,333	103,957
Commercial	553,950	553,950	132,901	619,515	26,731	25,313
Agricultural	375,951	375,951	144,438	381,803	18,053	26,240
Home equity	43,683	43,683	—	52,350	3,617	3,393

Total	$3,071,672	$3,071,672	$926,367	$3,755,335	$186,119	$192,497

	December 31, 2016
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized Cash Basis

Loans without a specific valuation allowance
1-4 Family	$39,598	$39,598	$—	$41,880	$2,653	$2,888
Commercial real estate	120,172	120,172	—	272,557	13,499	14,061
Commercial	61,483	61,483	—	87,359	4,332	4,419
Home equity	54,011	54,011	—	54,067	3,670	3,871
Loans with a specific valuation allowance
1-4 Family	673,553	673,553	304,922	719,834	41,323	34,208
Commercial real estate	1,538,151	1,538,151	723,481	1,572,203	68,918	64,878
Commercial	93,584	93,584	56,409	165,473	7,580	7,814
Total:
1-4 family	713,151	713,151	304,922	761,714	43,976	37,096
Commercial real estate	1,658,323	1,658,323	723,481	1,844,760	82,417	78,939
Commercial	155,067	155,067	56,409	252,832	11,912	12,233
Home equity	54,011	54,011	—	54,067	3,670	3,871

Total	$2,580,552	$2,580,552	$1,084,812	$2,913,373	$141,975	$132,139

Schedule of nonaccrual loans
	2017	2016

1-4 family	$366,992	$590,514
Commercial real estate	1,057,663	708,922
Agricultural real estate	—	—
Commercial	137,471	16,561
Agricultural business	—	—
Home equity	86,239	49,542
Consumer	104,360	164,472

Total	$1,752,725	$1,530,011

Schedule of recorded balance, at original cost, of troubled debt restructurings
	2017	2016

1-4 family	$677,031	$836,867
Commercial real estate	965,926	1,362,088
Agricultural real estate	236,500	—
Commercial	343,414	245,710
Agricultural business	93,914	—
Home equity	4,417	6,009
Consumer	80,011	81,880

Total	$2,401,213	$2,532,554

Schedule of recorded balance, at original cost, of troubled debt restructurings, which were performing according to the terms of the restructuring
	2017	2016

1-4 family	$677,031	$666,744
Commercial real estate	826,459	1,362,088
Agricultural real estate	236,500	—
Commercial	343,414	245,710
Agricultural business	93,914	—
Home equity	4,417	6,009
Consumer	65,006	57,540

Total	$2,246,741	$2,338,091

Schedule of loans modified as troubled debt restructurings
	Year Ended December 31, 2017		Year Ended December 31, 2016
	Number of Modifications	Recorded Investment	Number of Modifications	Recorded Investment

1-4 family	2	$103,621	1	$40,395
Commercial real estate	1	139,467	1	708,922
Agricultural real estate	1	236,500	—	—
Commercial	1	132,901	1	217,725
Agricultural business	1	93,914	—	—
Home equity	—	—	—	—
Consumer	3	13,974	—	—

Total	9	$720,377	3	$967,042